Investments in Associates - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of financial statements [line items]
(Decrease) increase in cash and cash equivalents	R$ (1,227,249)	R$ (55,009)	R$ 1,089,061
Cash and cash equivalents at beginning of year	4,555,177	4,499,588	3,505,824
Effect of exchange rate Fluctuations on cash held	293,870	110,598	(95,297)
Cash and cash equivalents at end of year	3,621,798	4,555,177	4,499,588
Cosan S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities	1,114,880	98,643	(415,565)
Net cash generated by (used in) investing activities	1,097,236	1,126,170	2,032,424
Net cash provided by (used in) financing activities	(1,428,044)	(2,147,738)	(1,280,978)
(Decrease) increase in cash and cash equivalents	784,072	(922,925)	335,881
Cash and cash equivalents at beginning of year	144,005	1,066,930	731,049
Effect of exchange rate Fluctuations on cash held	0	0	0
Cash and cash equivalents at end of year	928,077	144,005	1,066,930
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities	(2,688)	(3,481)	(3,992)
Net cash generated by (used in) investing activities	382	(748,482)	(757,768)
Net cash provided by (used in) financing activities	2,584	753,853	587,915
(Decrease) increase in cash and cash equivalents	278	1,890	(173,845)
Cash and cash equivalents at beginning of year	1,905	15	173,860
Effect of exchange rate Fluctuations on cash held	0	0	0
Cash and cash equivalents at end of year	2,183	1,905	15
Companhia de Gas de Sao Paulo - COMGAS [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities	1,573,171	1,637,103	2,087,724
Net cash generated by (used in) investing activities	(1,121,605)	(634,776)	(637,013)
Net cash provided by (used in) financing activities	(1,576,470)	(1,383,142)	(1,310,018)
(Decrease) increase in cash and cash equivalents	(1,124,904)	(380,815)	140,693
Cash and cash equivalents at beginning of year	1,727,521	2,108,336	1,967,643
Effect of exchange rate Fluctuations on cash held	0	0	0
Cash and cash equivalents at end of year	602,616	1,727,521	2,108,336
Rumo S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities	166,085	(529,337)	558,205
Net cash generated by (used in) investing activities	32,164	(1,434,807)	(761,601)
Net cash provided by (used in) financing activities	(198,584)	1,962,035	202,912
(Decrease) increase in cash and cash equivalents	(335)	(2,109)	(484)
Cash and cash equivalents at beginning of year	930	3,039	3,523
Effect of exchange rate Fluctuations on cash held	0	0	0
Cash and cash equivalents at end of year	R$ 595	R$ 930	R$ 3,039